Property and Equipment (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment
Total property and equipment, gross	$ 12,562,097		$ 12,403,697	$ 23,349,955
Accumulated depreciation	(9,343,845)		(8,576,467)	(16,709,300)
Total property and equipment, net	3,218,252		3,827,230	6,640,655
Depreciation expense	658,289	$ 612,341	2,674,222	714,540
Machinery and equipment
Property and Equipment
Total property and equipment, gross	5,927,906		5,814,929	15,238,966
Leasehold improvements
Property and Equipment
Total property and equipment, gross	1,385,502		1,381,241	2,202,945
Furniture
Property and Equipment
Total property and equipment, gross	1,273,799		1,261,196	1,320,869
Electronic equipment
Property and Equipment
Total property and equipment, gross	1,295,180		1,282,907	1,766,121
Other assets
Property and Equipment
Total property and equipment, gross	2,569,353		2,566,559	2,751,644
Construction in progress
Property and Equipment
Total property and equipment, gross	$ 110,357		$ 96,865	$ 69,410